21. DEFERRED TAX ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	$ 45.0	$ 31.9	$ 21.3
Expiring within 1 to 3 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	4.4	0.0	0.0
Expiring within 4 to 7 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	0.8	0.0	0.0
Expiring after 7 years
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Unrecognized tax loss carry-forwards	$ 39.8	$ 31.9	$ 21.3